Supplemental Oil and Gas Disclosures (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 MMBoe MBbls	Dec. 31, 2014 MBbls	Dec. 31, 2013 MBbls
Reserve Quantities [Line Items]
Purchases of minerals in-place	7
Sale of minerals in-place through divestiture transactions	385
Extensions, discoveries and other additions | MMBoe	117
Combined downward revisions of previously estimated reserves	365
Changes in reserves accounted	(365,135)	14,150	34,801
Percentage of estimated proved developed reserves classified as proved not producing	9.00%
North America [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions | MMBoe	53
Canada [Member]
Reserve Quantities [Line Items]
Sale of minerals in-place through divestiture transactions	55
Changes in reserves accounted	(87,081)	(2,800)	18,274
Egypt [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions | MMBoe	40
Changes in reserves accounted	37,825	5,522	3,121
North Sea [Member]
Reserve Quantities [Line Items]
Sale of minerals in-place through divestiture transactions	2
Extensions, discoveries and other additions | MMBoe	24
Changes in reserves accounted	(6,305)	(18)	24
Australia [Member]
Reserve Quantities [Line Items]
Sale of minerals in-place through divestiture transactions	328
Changes in reserves accounted	12,549	(216)	(135)
International Regions [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions | MMBoe	64
Changes in Product Prices [Member]
Reserve Quantities [Line Items]
Changes in reserves accounted	339
Changes in Lease Ownership [Member]
Reserve Quantities [Line Items]
Changes in reserves accounted	16
Changes in Engineering and Performance [Member]
Reserve Quantities [Line Items]
Changes in reserves accounted	10